Schedule of accrued expenses and other payables (Details)		Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Payables and Accruals [Abstract]
Accrued payroll and welfare	[1]	$ 138,704	$ 187,971	$ 491,009
Accrued expenses	[2]	343,991	466,177	319,486
Other payable	[3]	189,074	256,231	596,757
Total accrued liabilities and other payables		$ 671,769	$ 910,379	$ 1,407,252

[1]	Includes salary and fees due to directors amounting to S$427,896 as of December 31, 2023, and S$171,696 as of June 30, 2024, whereas the salaries were due and payout was postponed as agreed with the directors.
[2]	Accrued expenses mainly consist of accrual of professional service fees and other costs incurred yet to bill.
[3]	Other payable mainly consists of payable for other services and utilities expenses. As of December 31, 2023, there is a short-term advances from directors with a balance of S$541,636 (US$410,548).